Risks and Concentration (Tables)	12 Months Ended
Dec. 31, 2018
Risks and Uncertainties [Abstract]
Sumamry of Concentration Greater than 10% of Accounts Receivable	The following table summarized party with greater than 10% of the accounts receivable:

	As of December 31,
	2017	2018
Distribution channel A	43%	21%
Distribution channel B	—	53%